Note 6 - Patents (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years 109 days
Asset Impairment Charges, Total	$ 0	$ 0
Amortization of Intangible Assets, Total	102,000	$ 189,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	80,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	80,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	80,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	80,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 80,000